REVENUE	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE	REVENUE
The detail of revenues is as follows:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$
Passengers	10,215,148	7,636,429	3,342,381
Cargo	1,425,393	1,726,092	1,541,634
Total	11,640,541	9,362,521	4,884,015